Share Based Payment Arrangements - Summary of Changes to Outstanding PSUs (Details) - Performance Share Units shares in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Granted | shares	145
Number of equity instruments, Reinvested | shares	2
Number of equity instruments, Balance, end of year | shares	147
Weighted average grant date fair value, Granted | $	$ 32.41
Weighted average grant date fair value, Reinvested | $	32.41
Weighted average grant date fair value, Balance, end of year | $	$ 32.41